BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SPX FLOW, Inc. (“SPX FLOW,” ‘‘the Company,’’ “we,” “us,” or “our”) operates in three business segments and was wholly owned by SPX Corporation (“SPX” or the “former Parent”) until September 26, 2015, when SPX distributed 100% of our outstanding common stock to the SPX shareholders through a tax-free spin-off transaction (the “Spin-Off”).
The Company engineers, designs, manufactures and markets products and solutions used to process, blend, filter, dry, meter and transport fluids with a focus on original equipment installation, including turn-key systems, modular systems and components, as well as comprehensive aftermarket components and support services. Primary component offerings include engineered pumps, valves, mixers, plate heat exchangers, dehydration and filtration technologies, and industrial tools and hydraulic units. The Company primarily serves customers in the food and beverage, power and energy and industrial end markets.
Background
On October 29, 2014, SPX announced that its Board of Directors had unanimously approved a plan to spin off its Flow business, comprising its Flow Technology reportable segment, its Hydraulic Technologies business, certain of its corporate subsidiaries and certain of its corporate assets and liabilities (collectively, SPX FLOW, Inc.), and separate SPX into two distinct, publicly-traded companies. The Spin-Off was completed by way of a pro rata distribution of our common stock to SPX’s shareholders of record as of the close of business on September 16, 2015, the Spin-Off record date. Each SPX shareholder received, effective as of 11:59 p.m., Eastern time, on September 26, 2015, one share of our common stock for every share of SPX common stock held by such shareholder on the record date. On September 26, 2015, SPX FLOW became a separate publicly-traded company, and SPX did not retain any ownership interest in SPX FLOW. A Registration Statement on Form 10 describing the transaction was filed by SPX FLOW with the U.S. Securities and Exchange Commission (the “SEC”) and was declared effective on September 11, 2015 (as amended through the time of such effectiveness, the “Registration Statement on Form 10”).
Basis of Presentation
Our consolidated balance sheet as of December 31, 2015 consists of the consolidated balances of SPX FLOW as prepared on a stand-alone basis. Our combined balance sheet as of December 31, 2014, and consolidated and combined statements of operations, comprehensive income (loss), equity, and cash flows for the years ended December 31, 2015, 2014 and 2013, have been prepared on a “carve out” basis for the periods and dates prior to the Spin-Off and include adjustments for certain transactions that occurred concurrently upon completion of the Spin-Off (see Notes 8 and 12) as well as stand-alone results for the period subsequent to the date of the Spin-Off. These consolidated and combined financial statements have been derived from the consolidated financial statements and accounting records of SPX and SPX FLOW and prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Consequently, the financial information included herein may not necessarily reflect our financial position, results of operations and cash flows in the future or what our financial condition, results of operations and cash flows would have been had we been an independent, publicly-traded company during the periods presented.
The consolidated and combined statements of operations include costs for certain centralized functions and programs provided and/or administered by SPX prior to the Spin-Off that were charged directly to SPX’s business units, including business units of SPX FLOW. These centralized functions and programs included, but were not limited to, information technology, payroll services, shared services for accounting, supply chain and manufacturing operations, and business and health insurance coverage. Prior to the Spin-Off and during the years ended December 31, 2015, 2014 and 2013, $81.0, $109.0 and $77.0 respectively, of such costs were directly charged to the Company's business units and were included in selling, general and administrative expenses in the accompanying consolidated and combined statements of operations.
In addition, for purposes of preparing these consolidated and combined financial statements on a “carve out” basis, a portion of SPX’s total corporate expenses have been allocated to SPX FLOW. These expense allocations include the cost of corporate functions and/or resources provided by SPX including, but not limited to, executive management, finance and accounting, legal, and human resources support, and the cost of our Charlotte, NC corporate headquarters and our Asia Pacific center in Shanghai, China, and included the related benefit costs associated with such functions, such as pension and postretirement benefits and stock-based compensation. Prior to the Spin-Off and in the years ended December 31, 2015, 2014 and 2013, the Company was allocated $50.7, $95.9 and $73.9, respectively, of such general corporate and related benefit costs, which were primarily included within selling, general and administrative expenses in the consolidated and combined statements of operations. In addition to pre-Spin-Off allocation of costs associated with SPX's corporate functions, including the related benefit costs, the consolidated and combined financial statements include an allocation of corporate-related special charges. Costs were allocated to the Company based on direct usage when identifiable or, when not directly identifiable, on the basis of proportional revenues of the Company to SPX's consolidated revenues from continuing operations. Management considers the basis on which the expenses have been allocated to reasonably reflect the utilization of services provided to or the benefit received by the Company during the periods presented. The allocations may not, however, reflect the expenses the Company would have incurred if the Company had been a stand-alone company for the periods presented.
Pre-Spin-Off cash and equivalents held by SPX at the corporate level that were not specifically identifiable to the Company have not been reflected in the Company's combined financial statements prior to the date of the Spin-Off. Cash transfers between SPX and the Company (other than related to notes receivable and payable, as discussed further below) were accounted for through former parent company investment. Cash and equivalents in the combined financial statements prior to the date of the Spin-Off represent cash and equivalents held locally by the Company's entities. SPX's third-party debt and the related interest expense were not allocated to us for any of the periods presented as we were not the legal obligor of such debt.
All intercompany transactions have been eliminated. All transactions between the Company and SPX (including its affiliates that were not part of the Spin-Off) have been included in these combined financial statements prior to the date of Spin-Off. For those transactions historically settled in cash between the Company and SPX (including its affiliates that were not part of the Spin-Off), the Company has reflected such balances in the combined balance sheet as of December 31, 2014 as "Related party accounts receivable" or "Related party accounts payable." The aggregate net effect of such transactions not historically settled in cash between the Company and SPX has been reflected in the combined balance sheet as of December 31, 2014 as "Former parent company investment" and in the combined statements of cash flows prior to the date of the Spin-Off as "Change in former parent company investment." In addition, prior to the Spin-Off, the Company had amounts due from and due to SPX (and its affiliates that were not part of the Spin-Off) supported by promissory notes. The respective amounts have been reflected in the Company's combined balance sheet as of December 31, 2014 as "Related party notes receivable" and "Related party notes payable," while the respective interest income and interest expense amounts recognized prior to the Spin-Off have been reflected in "Related party interest expense, net" within the Company's consolidated and combined statements of operations.
Certain operating cash flow amounts in the accompanying combined statements of cash flows for the years ended December 31, 2014 and 2013 have been reclassified to conform to the current year presentation.
The Company operates on a calendar year-end.
Transition Services Agreement - Post-Spin-Off
On September 26, 2015 in connection with the Spin-Off, we entered into a transition services agreement with SPX, under which SPX or certain of its subsidiaries provide us, and we provide SPX or certain of its subsidiaries, with certain services to help ensure an orderly transition following the Spin-Off (the "Transition Services Agreement").
The services SPX agreed to provide to us include information technology, human resources, finance and financial reporting and other administrative services. The services we have agreed to provide to SPX include information technology, human resources, finance and financial reporting, tax compliance, facility access and other administrative services. The charges for these services are intended to allow SPX or us, as applicable, to recover the direct and indirect costs incurred in providing such services. The Transition Services Agreement generally provides for a term of services starting at the Spin-Off date and continuing for a period of up to twelve months following the Spin-Off. Other than with respect to certain fixed-term pass-through services, the applicable recipient of services may terminate any transition services it is receiving upon prior notice to the other party, upon thirty days' notice, with any extension or renewal of the Transition Services Agreement or the services provided thereunder requiring mutual agreement between SPX and us.
Amounts related to services provided and received by us subsequent to the Spin-Off were not significant.
Other Agreements with SPX - Post-Spin-Off
In connection with the Spin-Off, we entered into other definitive agreements with SPX that, among other matters, set forth the terms and conditions of the Spin-Off and provide a framework for our relationship with SPX after the Spin-Off. A summary of the material terms of these agreements can be found in the "Certain Relationships and Related Party Transactions" section of the Information Statement of the Company, attached as Exhibit 99.1 to our Registration Statement on Form 10.
Summary of Significant Accounting Policies
Our significant accounting policies are described below, as well as in other Notes that follow.
Foreign Currency Translation and Transactions—The financial statements of our foreign subsidiaries are translated into U.S. dollars in accordance with the Foreign Currency Matters Topic of the Financial Accounting Standards Board Codification ("Codification" or "ASC"). Balance sheet accounts are translated at the current rate at the end of each period and income statement accounts are translated at the average rate for each period. Gains and losses on foreign currency translations are reflected as a separate component of equity and other comprehensive income (loss). Foreign currency transaction gains and losses, as well as gains and losses related to foreign currency forward contracts and currency forward embedded derivatives, are included in "Other income (expense), net," with the related net gains (losses) totaling $1.1, $(2.6) and $(5.8) in 2015, 2014 and 2013, respectively.
Cash Equivalents—We consider highly liquid money market investments with original maturities of three months or less at the date of purchase to be cash equivalents.
Revenue Recognition—We recognize revenues from product sales upon shipment to the customer (e.g., FOB shipping point) or, to a lesser extent, upon receipt by the customer (e.g., FOB destination), in accordance with the agreed upon customer terms. Revenues from service contracts and long-term maintenance arrangements are recognized on a straight-line basis over the agreement period.
Amounts billed for shipping and handling are included in revenues. Costs incurred for shipping and handling are recorded in "Cost of products sold." Taxes assessed by governmental authorities that are directly imposed on a revenue-producing transaction between a seller and a customer are presented on a net basis (excluded from revenues) in our consolidated and combined statements of operations.
We recognize revenue from long-term construction/installation contracts under the percentage-of-completion method of accounting. The percentage-of-completion is measured principally by the percentage of costs incurred to date for each contract to the estimated total costs for such contract at completion. We recognize revenues for similar short-term contracts using the completed-contract method of accounting.
Provisions for any estimated losses on uncompleted long-term contracts are made in the period in which such losses are determined. In the case of customer change orders for uncompleted long-term contracts, estimated recoveries are included for work performed in forecasting ultimate profitability on certain contracts. Due to uncertainties inherent in the estimation process, it is reasonably possible that completion costs, including those arising from contract penalty provisions and final contract settlements, will be revised in the near-term. Such revisions to costs and income are recognized in the period in which the revisions are determined.
Costs and estimated earnings in excess of billings arise when revenues have been recorded but the amounts have not been billed under the terms of the contracts. These amounts are recoverable from customers upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of the contract. Claims related to long-term contracts are recognized as revenue only after we have determined that collection is probable and the amount can be reliably estimated. Claims made by us involve negotiation and, in certain cases, litigation or other dispute-resolution processes. In the event we incur litigation or other dispute-resolution costs in connection with claims, such costs are expensed as incurred, although we may seek to recover these costs. Claims against us are recognized when a loss is considered probable and amounts are reasonably estimable.
We recognized $490.7, $573.1 and $612.8 in revenues under the percentage-of-completion method for the years ended December 31, 2015, 2014 and 2013, respectively. Costs and estimated earnings on uncompleted contracts, from their inception, and related amounts billed as of December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
Costs incurred on uncompleted contracts	$1,392.8	$1,424.9
Estimated earnings to date	324.2	324.1
	1,717.0	1,749.0
Less: Billings to date	(1,682.5)	(1,691.8)
Net costs and estimated earnings in excess of billings	$34.5	$57.2
These amounts are included in the accompanying consolidated and combined balance sheets at December 31, 2015 and 2014 as shown below. Amounts for billed retainages and receivables to be collected in excess of one year are not significant for the periods presented.

	December 31,
	2015	2014
Costs and estimated earnings in excess of billings(1)	$87.4	$139.5
Billings in excess of costs and estimated earnings on uncompleted contracts(2)	(52.9)	(82.3)
Net costs and estimated earnings in excess of billings	$34.5	$57.2

(1)	Reported as a component of "Accounts receivable, net."
(2)    Reported as a component of "Accrued expenses."
Research and Development Costs—The Company conducts research and development activities for the purpose of developing and improving new products. The related expenditures are expensed as incurred and totaled $19.1, $19.8 and $17.7 in 2015, 2014 and 2013, respectively, and are classified within selling, general and administrative expense within the consolidated and combined statements of operations.
Property, Plant and Equipment—Property, plant and equipment ("PP&E") is stated at cost, less accumulated depreciation. We use the straight-line method for computing depreciation expense over the useful lives of PP&E, which do not exceed 40 years for buildings and range from 3 to 15 years for machinery and equipment. Depreciation expense, including amortization of capital leases, was $38.5, $39.7 and $42.7 for the years ended December 31, 2015, 2014 and 2013, respectively. Leasehold improvements are amortized over the life of the related asset or the life of the lease, whichever is shorter.
Impairments of PP&E, which represent non-cash asset write-downs, typically arise from business restructuring decisions that lead to the disposition of assets no longer required in the restructured business. For these situations, we recognize a loss when the carrying amount of an asset exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Fair values for assets subject to impairment testing are determined primarily by management, taking into consideration various factors including third-party appraisals, quoted market prices and previous experience. If an asset remains in service at the decision date, the asset is written down to its fair value, if impaired, and the net book value is depreciated over its remaining economic useful life. When we commit to a plan to sell an asset, including the initiation of a plan to locate a buyer, and it is probable that the asset will be sold within one year based on its current condition and sales price, depreciation of the asset is discontinued and the asset is classified as an asset held for sale. In addition, the asset is written down to its fair value less any selling costs, if impaired.
Income Taxes—For purposes of our combined financial statements prior to the date of the Spin-Off, our income tax provision was determined as if we filed income tax returns on a stand-alone basis. The Company's tax results as presented in the consolidated and combined financial statements from periods prior to the Spin-Off may not be reflective of the results that the Company will generate in the future. In jurisdictions where the Company has been included in the tax returns filed by SPX or its subsidiaries that were not part of the Spin-Off, any income taxes payable resulting from the related income tax provision were reflected in the combined balance sheet as of December 31, 2014 and through the date of the Spin-Off within "Former parent company investment." Deferred income tax assets and liabilities, as presented in the consolidated and combined balance sheets, reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We periodically assess whether deferred tax assets will be realized and the adequacy of deferred tax liabilities, including the results of local, state, federal or foreign statutory tax audits or estimates and judgments used.
Derivative Financial Instruments—We use foreign currency forward contracts to manage our exposures to fluctuating currency exchange rates. Derivatives are recorded on the balance sheet and measured at fair value. For derivatives designated as hedges of the fair value of assets or liabilities, the changes in fair values of both the derivatives and the hedged items are recorded in current earnings. For derivatives designated as cash flow hedges, the effective portion of the changes in fair value of the derivatives is recorded in accumulated other comprehensive loss ("AOCL") and subsequently recognized in earnings when the hedged items impact earnings. Changes in the fair value of derivatives not designated as hedges, and the ineffective portion of cash flow hedges, are recorded in current earnings. We do not enter into financial instruments for speculative or trading purposes.
For those transactions that are designated as cash flow hedges, on the date the derivative contract is entered into, we document our hedge relationship, including identification of the hedging instruments and the hedged items, as well as our risk management objectives and strategies for undertaking the hedge transaction. We also assess, both at inception and quarterly thereafter, whether such derivatives are highly effective in offsetting changes in the fair value of the hedged item. See Notes 11 and 14 for further information.
Cash flows from hedging activities are included in the same category as the items being hedged, which are primarily operating activities.
Former Parent Company Investment—Former parent company investment in the combined balance sheet as of December 31, 2014 represents SPX's historical investment in us, our accumulated net earnings after taxes and the net effect of the transactions with and allocations from SPX. See "Basis of Presentation" above and Note 15 for additional information.
Goodwill and Other Intangible Assets—Consistent with the requirements of the Intangible—Goodwill and Other Topic of the Codification, the fair values of our reporting units generally are estimated using discounted cash flow projections that we believe to be reasonable under current and forecasted circumstances, the results of which form the basis for making judgments about the recoverability of carrying values of the net assets of our reporting units. Other considerations are also incorporated, including comparable industry price multiples. The financial results of our businesses closely follow changes in the industries and end markets that they serve. Accordingly, we consider estimates and judgments that affect the future cash flow projections, including principal methods of competition such as volume, price, service, product performance and technical innovations and estimates associated with cost improvement initiatives, capacity utilization and assumptions for inflation and foreign currency changes. Any significant change in market conditions and estimates or judgments used to determine expected future cash flows that indicate a reduction in carrying value may give rise to impairment in the period that the change becomes known.
We perform our annual goodwill impairment testing during the fourth quarter in conjunction with our annual financial planning process, with such testing based primarily on events and circumstances existing as of the end of the third quarter. In addition, we test goodwill for impairment on a more frequent basis if there are indications of potential impairment.
We perform our annual trademarks impairment testing during the fourth quarter in conjunction with our annual financial planning process, or on a more frequent basis if there are indications of potential impairment. The fair values of our trademarks are determined by applying estimated royalty rates to projected revenues, with the resulting cash flows discounted at a rate of return that reflects current market conditions. The basis for these projected revenues is the annual operating plan for each of the related businesses.
Investments in Unconsolidated Companies—Investments in unconsolidated companies where we exercise significant influence but do not have control are accounted for using the equity method. In determining whether we are the primary beneficiary of a variable interest entity ("VIE"), we perform a qualitative analysis that considers the design of the VIE, the nature of our involvement and the variable interests held by other parties to determine which party has the power to direct the activities of the VIE that most significantly impact the entity's economic performance, and which party has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. We have interests in VIEs, primarily joint ventures, in which we are the primary beneficiary. The financial position, results of operations and cash flows of our VIEs are not material, individually or in the aggregate, in relation to our consolidated and combined financial statements.
USE OF ESTIMATES
The preparation of our consolidated and combined financial statements in conformity with GAAP requires us to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated and combined financial statements, and the reported amounts of revenues (e.g., our percentage-of-completion estimates described above) and expenses during the reporting period. We evaluate these estimates and judgments on an ongoing basis and base our estimates on experience, current and expected future conditions, third-party evaluations and various other assumptions that we believe are reasonable under the circumstances. The results of these estimates form the basis for making judgments about the carrying values of assets and liabilities as well as identifying and assessing the accounting treatment with respect to commitments and contingencies. Actual results may differ from the estimates and assumptions used in the consolidated and combined financial statements and related notes.
Listed below are certain significant estimates and assumptions used in the preparation of our consolidated and combined financial statements. Certain other estimates and assumptions are further explained in the related notes.
Accounts Receivable Allowances—We provide allowances for estimated losses on uncollectible accounts based on our historical experience and the evaluation of the likelihood of success in collecting specific customer receivables. In addition, we maintain allowances for customer returns, discounts and invoice pricing discrepancies, with such allowances primarily based on historical experience. Summarized below is the activity for these allowance accounts.

	Year ended December 31,
	2015	2014	2013
Balance at beginning of year	$22.0	$21.7	$23.3
Allowances provided	15.6	14.7	12.0
Write-offs, net of recoveries, credits issued and other	(14.0)	(14.4)	(13.6)
Balance at end of year	$23.6	$22.0	$21.7

Inventory—We estimate losses for excess and/or obsolete inventory and the net realizable value of inventory based on the aging and historical utilization of the inventory and the evaluation of the likelihood of recovering the inventory costs based on anticipated demand and selling price.
Long-Lived Assets and Intangible Assets Subject to Amortization—We continually review whether events and circumstances subsequent to the acquisition of any long-lived assets, or intangible assets subject to amortization, have occurred that indicate the remaining estimated useful lives of those assets may warrant revision or that the remaining balance of those assets may not be fully recoverable. If events and circumstances indicate that the long-lived assets should be reviewed for possible impairment, we use projections to assess whether future cash flows on an undiscounted basis related to the assets are likely to exceed the related carrying amount. We will record an impairment charge to the extent that the carrying value of the assets exceed their fair values as determined by valuation techniques appropriate in the circumstances, which could include the use of similar projections on a discounted basis.
In determining the estimated useful lives of definite-lived intangibles, we consider the nature, competitive position, life cycle position, and historical and expected future operating cash flows of each acquired asset, as well as our commitment to support these assets through continued investment and legal infringement protection.
Goodwill and Indefinite-Lived Intangible Assets—We test goodwill and indefinite-lived intangible assets for impairment annually during the fourth quarter and continually assess whether a triggering event has occurred to determine whether the carrying value exceeds the implied fair value. The fair value of reporting units is based generally on discounted projected cash flows, but we also consider factors such as comparable industry price multiples. We employ cash flow projections that we believe to be reasonable under current and forecasted circumstances, the results of which form the basis for making judgments about the carrying values of the reported net assets of our reporting units. The financial results of many of our businesses closely follow changes in the industries and end markets that they serve. Accordingly, we consider estimates and judgments that affect the future cash flow projections, including principal methods of competition, such as volume, price, service, product performance and technical innovations, as well as estimates associated with cost reduction initiatives, capacity utilization and assumptions for inflation and foreign currency changes. Actual results may differ from these estimates under different assumptions or conditions. See Note 7 for further information, including discussion of impairment charges recorded in 2015, 2014 and 2013, and an interim impairment test in the fourth quarter of 2015.
Accrued Expenses—We make estimates and judgments in establishing accruals as required under GAAP. Summarized in the table below are the components of accrued expenses at December 31, 2015 and 2014.

	December 31,
	2015	2014
Unearned revenue(1)	$155.8	$203.9
Employee benefits	172.6	95.4
Warranty	14.0	17.4
Other(2)	124.9	109.4
Total	$467.3	$426.1

(1)
Unearned revenue includes billings in excess of costs and estimated earnings on uncompleted contracts accounted for under the percentage-of-completion method of revenue recognition, customer deposits and unearned amounts on service contracts.

(2)	Other consists of various items including, among other items, accrued commissions, accrued sales and value-added taxes, and accruals for restructuring, interest and freight costs.
Legal—It is our policy to accrue for estimated losses from legal actions or claims when events exist that make the realization of the losses probable and they can be reasonably estimated. We do not discount legal obligations or reduce them by anticipated insurance recoveries.
Environmental Remediation Costs—We expense costs incurred to investigate and remediate environmental issues unless they extend the economic useful lives of related assets. We record liabilities when it is probable that an obligation has been incurred and the amounts can be reasonably estimated. Our environmental accruals cover anticipated costs, including investigation, remediation and operation and maintenance of clean-up sites. Our estimates are based primarily on investigations and remediation plans established by independent consultants, regulatory agencies and potentially responsible third parties. We generally do not discount environmental obligations or reduce them by anticipated insurance recoveries.
Self-Insurance—SPX is self-insured for certain of its workers' compensation, automobile, product, general liability, disability and health costs and, thus, records an accrual for its retained liability. SPX's businesses, including the business units of the Company, were charged directly for their estimated share of the cost of these self-insured programs prior to the Spin-Off, with the Company's share of the cost included in our consolidated and combined statements of operations for such periods. In addition, the Company's estimated share of SPX's retained liability for these programs was reflected in our combined balance sheet as of December 31, 2014 within "Accrued expenses." SPX FLOW is self-insured for such costs and the Company's liability for these programs is reflected in our consolidated balance sheet as of December 31, 2015 within "Accrued expenses."
Warranty—In the normal course of business, we issue product warranties for specific products and provide for the estimated future warranty cost in the period in which the sale is recorded. We provide for the estimate of warranty cost based on contract terms and historical warranty loss experience that is periodically adjusted for recent actual experience. Because warranty estimates are forecasts that are based on the best available information, actual claims costs may differ from amounts provided. In addition, due to the seasonal fluctuations at certain of our businesses, the timing of warranty provisions and the usage of warranty accruals can vary period to period. We make adjustments to initial obligations for warranties as changes in the obligations become reasonably estimable. The following is an analysis of our product warranty accrual for the periods presented:

	Year ended December 31,
	2015	2014	2013
Balance at beginning of year	$18.4	$20.4	$23.2
Provisions	10.3	13.5	8.1
Usage	(12.6)	(14.2)	(10.8)
Currency translation adjustment	(1.3)	(1.3)	(0.1)
Balance at end of year	14.8	18.4	20.4
Less: Current portion of warranty	14.0	17.4	20.2
Non-current portion of warranty	$0.8	$1.0	$0.2

Income Taxes—We review our income tax positions on a continuous basis and accrue for potential uncertain tax positions in accordance with the Income Taxes Topic of the Codification. Accruals for these uncertain tax positions are classified as "Deferred and other income taxes" in the accompanying consolidated and combined balance sheets based on an expectation as to the timing of when the matter will be resolved. As events change or resolutions occur, these accruals are adjusted, such as in the case of audit settlements with taxing authorities. For tax positions where it is more likely than not that a tax benefit will be sustained, we record the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority, assuming such authority has full knowledge of all relevant information. These reviews also entail analyzing the realization of deferred tax assets. We establish a valuation allowance against deferred tax assets when, based on all available evidence, we believe that it is more likely than not that we will not realize a benefit associated with such assets.
Employee Benefit Plans—Certain of our employees participate in defined benefit pension and other postretirement plans we sponsor and, prior to the date of the Spin-Off, participated in plans sponsored by SPX. The expense for these plans is derived from an actuarial calculation based on the plans' provisions and assumptions regarding discount rates and rates of increase in compensation levels. Discount rates for most of the plans are based on representative bond indices. Rates of increase in compensation levels are established based on expectations of current and foreseeable future increases in compensation. Independent actuaries are consulted in determining these assumptions. See Note 8 for further discussion of our accounting for pension and postretirement benefits.